Staff costs - Deferred conditional plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Total achievement of incentive (in percentage)			83.00%
Deferred conditional variable remuneration plan sixth cycle
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred conditional variable remuneration plan fourth and fifth cycles | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.6
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred conditional variable remuneration plan fourth and fifth cycles | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Deferred conditional variable remuneration plan fourth and fifth cycles | Other beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred conditional variable remuneration plan fifth cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred conditional variable remuneration plan fifth cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred conditional variable remuneration plan fourth cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Deferred conditional variable remuneration plan fourth cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Deferred conditional variable remuneration plan seventh, eighth, and ninth cycles | Other beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred conditional variable remuneration plan seventh, eighth, and ninth cycles | Beneficiaries with target total variable remuneration higher or equal to 2.7 million euros
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred conditional variable remuneration plan seventh, eighth, and ninth cycles | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred percentage	60.00%
Deferred multiyear objectives variable remuneration plan first cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Deferred multiyear objectives variable remuneration plan first cycle | Other beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Digital Transformation Award
Share-based payment arrangement
Total achievement of incentive (in percentage)		85.00%
Minimum | Deferred conditional variable remuneration plan fourth and fifth cycles | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Deferred conditional variable remuneration plan fourth cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	1.8
Minimum | Deferred conditional variable remuneration plan seventh, eighth, and ninth cycles | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Minimum | Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Digital Transformation Award
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Total achievement of incentive (in percentage)	77.50%
Maximum | Deferred conditional variable remuneration plan fourth and fifth cycles | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.6
Maximum | Deferred conditional variable remuneration plan seventh, eighth, and ninth cycles | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Maximum | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Maximum | Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Maximum | Digital Transformation Award
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Minimum | Deferred conditional variable remuneration plan fifth, seventh, eighth, ninth, tenth, and eleventh cycles
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Maximum | Deferred conditional variable remuneration plan fifth, seventh, eighth, ninth, tenth, and eleventh cycles
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years